Basis of Presentation and Business Condition (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 26, 2021	Dec. 31, 2020	Mar. 31, 2021	Feb. 28, 2021	Jan. 14, 2021	Dec. 31, 2019
Loss on foreign exchange		$ 29,940
Working capital deficiency		33,289
Accumulated deficit		(12,866,033)				$ (11,678,413)
Cash and cash equivalents		1,107,812				11,993
Proceeds from offerings		7,400,000
Cash		1,107,812				$ 11,993
Proceeds from sale of equity		6,300,000
Proceeds from warrants exercises		$ 9,100,000
Subsequent Event [Member]
Proceeds from offerings	$ 7,400,000
Warrants of shares			45,840,121		250,000
Warrants exercise per share			$ 0.20	$ 0.20
Warrants average share price			$ 0.40